Leases	12 Months Ended
Dec. 31, 2023
Leases
Leases
18.	Leases
The Group has operating leases for warehouses, stores, office spaces, delivery centers and other corporate assets that the Group utilizes under lease arrangements.
A summary of supplemental information related to operating leases as of December 31, 2022 and 2023 is as follows:

	As of December 31,
	2022	2023

	(RMB in millions)
Operating lease ROU assets	22,267	20,863
Operating lease liabilities-current	7,688	7,755
Operating lease liabilities-non-current	14,978	13,676

Total operating lease liabilities	22,666	21,431

Weighted average remaining lease term	5.4 years	5.4 years
Weighted average discount rate	5.0%	4.7%
A summary of lease cost recognized in the Group’s consolidated statements of operations and comprehensive income/(loss) and supplemental cash flow information related to operating leases is as follows:

	For the year ended December 31,
	2021	2022	2023

	(RMB in millions)
Operating lease cost	6,763	7,951	8,917
Short-term lease cost	2,782	3,181	3,358

Total	9,545	11,132	12,275

Cash paid for operating leases	6,715	7,915	9,086
A summary of maturity of operating lease liabilities under the Group’s non-cancelable
operating leases as of December 31, 2023 is as follows:

As of December 31, 2023
(RMB in millions)
2024	8,111
2025	5,029
2026	3,039
2027	1,943
2028	1,515
2029 and thereafter	5,467

Total lease payments	25,104
Less: interest	(3,673)

Present value of operating lease liabilities	21,431

As of December 31, 2023, the Group has no significant lease contract that has been entered into but not yet commenced.